FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Components of financing costs

		Years ended December 31,
	Notes	2019	2018
Interest expense		$8.1	$2.7
Credit facility fees		4.9	4.9
Accretion expense	16(a)	0.7	1.2
Other	21	0.7	—
		$14.4	$8.8